Annual Total Returns[BarChart] - PIMCO Inflation Response Multi-Asset Fund - Institutional	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.56%	(9.29%)	1.57%	(6.77%)	10.53%	8.59%	(3.71%)	10.03%	9.36%